DEFERRED TAX ASSETS/ LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31,
	2020	2021
	SGD’000	SGD’000
Deferred tax assets	163	163
Deferred tax liabilities	(188)	(151)
	(25)	12

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000
As of January 1, 2019	226	27	-	253
Recognized in statements of income	(363)	(21)	190	(194)
As of December 31, 2019	(137)	6	190	59
Recognized in statements of income	(56)	(1)	(27)	(84)
As of December 31, 2020	(193)	5	163	(25)
Recognized in statements of income	37	-	-	37
As of December 31, 2021	(156)	5	163	12